SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 7,281,000
Mudrick Capital Acquisition Corporation [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 11,974,088
Cash, FDIC Insured Amount		250,000
Unrecognized Tax Benefits		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 0
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Warrants To Purchase Common Stock Shares		28,540,000
Income and Franchise Tax		$ 1,099,900	$ 755,400